UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Templeton China
World Fund
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 13
Notes to Financial Statements 17
Shareholder Information 26
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semianual Report
Templeton China World Fund
This semiannual report for Templeton China World Fund
covers the period ended February 29, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the six months ended February 29, 2024, the Fund’s
Class A shares posted a -17.18% cumulative total return.
For comparison, the MSCI China Index-NR, which measures
stock market performance of mid- and large-capitalization
companies in China, posted a -9.75% cumulative total
return for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Nicholas Chui, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
Geographic Composition
2/29/24
% of Total
Net Assets
China 96.3%
Hong Kong 1.9%
Short-Term Investments & Other Net Assets 1.8%
Top 10 Holdings
2/29/24
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 13.7%
Interactive Media & Services
Alibaba Group Holding Ltd. 9.5%
Broadline Retail
NetEase, Inc. 5.4%
Interactive Home Entertainment
PDD Holdings, Inc. 4.8%
Broadline Retail
China Yangtze Power Co. Ltd. 4.7%
Renewable Electricity
Focus Media Information Technology Co. Ltd. 4.1%
Advertising
China Construction Bank Corp. 3.8%
Diversified Banks
Meituan Dianping 3.6%
Restaurants
Kweichow Moutai Co. Ltd. 3.2%
Distillers & Vintners
ANTA Sports Products Ltd. 2.7%
Apparel, Accessories & Luxury Goods
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
10
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Templeton China World Fund

franklintempleton.com
Semianual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4
6-Month -17.18% -21.73%
1-Year -26.55% -30.59%
5-Year -45.09% -12.30%
10-Year -26.63% -3.60%
Advisor
6-Month -17.11% -17.11%
1-Year -26.39% -26.39%
5-Year -44.44% -11.09%
10-Year -24.79% -2.81%
See page 4 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Semianual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, investments in China will be subject to larger regulatory risk levels compared to many other countries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.0062
C $0.0000
R6 $0.0535
Advisor $0.0315
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.74% 1.75%
Advisor 1.49% 1.50%

Your Fund’s Expenses
Templeton China World Fund

franklintempleton.com
Semianual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $828.20 $8.40 $1,015.67 $9.27 1.85%
C $1,000 $824.30 $11.79 $1,011.94 $13.00 2.60%
R6 $1,000 $828.40 $6.44 $1,017.82 $7.11 1.42%
Advisor $1,000 $828.90 $7.27 $1,016.92 $8.02 1.60%

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.23 $10.04 $15.72 $20.71 $18.01 $22.42
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.05) (0.14) (0.19) (0.07) 0.14
Net realized and unrealized gains (losses) (1.39) (1.66) (5.07) (0.52) 5.95 (1.76)
Total from investment operations ........ (1.42) (1.71) (5.21) (0.71) 5.88 (1.62)
Less distributions from:
Net investment income .............. (0.01) — — — (0.13) (0.30)
Net realized gains ................. — (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ................... (0.01) (0.10) (0.47) (4.28) (3.18) (2.79)
Net asset value, end of period .......... $6.80 $8.23 $10.04 $15.72 $20.71 $18.01
Total return
c
....................... (17.18)% (17.15)% (33.91)% (5.79)% 36.80% (6.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.88% 1.74% 1.87% 1.73% 1.86% 1.87%
Expenses net of waiver and payments by
affiliates .......................... 1.85% 1.73% 1.85% 1.72% 1.85% 1.83%
Net investment income (loss) .......... (0.96)% (0.54)% (1.11)% (0.98)% (0.39)% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $42,179 $56,739 $80,597 $146,131 $164,145 $146,709
Portfolio turnover rate ................ 23.01% 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.96 $9.79 $15.46 $20.57 $17.91 $22.13
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.11) (0.24) (0.34) (0.20) (—)
c
Net realized and unrealized gains (losses) (1.34) (1.62) (4.96) (0.49) 5.91 (1.72)
Total from investment operations ........ (1.40) (1.73) (5.20) (0.83) 5.71 (1.72)
Less distributions from:
Net investment income .............. — — — — — (0.01)
Net realized gains ................. — (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ................... — (0.10) (0.47) (4.28) (3.05) (2.50)
Net asset value, end of period .......... $6.56 $7.96 $9.79 $15.46 $20.57 $17.91
Total return
d
....................... (17.57)% (17.70)% (34.43)% (6.51)% 35.80% (7.16)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.63% 2.49% 2.62% 2.47% 2.61% 2.62%
Expenses net of waiver and payments by
affiliates .......................... 2.60% 2.49%
f
2.60% 2.47%
f
2.60% 2.58%
Net investment income (loss) .......... (1.71)% (1.29)% (1.88)% (1.76)% (1.15)% 0.01%
g
Supplemental data
Net assets, end of period (000’s) ........ $1,405 $2,005 $2,953 $6,502 $12,376 $15,744
Portfolio turnover rate ................ 23.01% 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.42 $10.22 $15.94 $20.88 $18.14 $22.55
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) (—)
c
(0.09) (0.11) 0.01 0.26
Net realized and unrealized gains (losses) (1.42) (1.70) (5.16) (0.55) 5.99 (1.81)
Total from investment operations ........ (1.44) (1.70) (5.25) (0.66) 6.00 (1.55)
Less distributions from:
Net investment income .............. (0.05) — — — (0.21) (0.37)
Net realized gains ................. — (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ................... (0.05) (0.10) (0.47) (4.28) (3.26) (2.86)
Net asset value, end of period .......... $6.93 $8.42 $10.22 $15.94 $20.88 $18.14
Total return
d
....................... (17.16)% (16.73)% (33.62)% (5.46)% 37.42% (6.08)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.52% 1.41% 1.58% 1.46% 1.56% 1.57%
Expenses net of waiver and payments by
affiliates .......................... 1.42% 1.28% 1.44% 1.37% 1.42% 1.42%
Net investment income (loss) .......... (0.52)% (0.05)% (0.67)% (0.59)% 0.05% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $1,211 $1,736 $2,058 $3,148 $3,437 $3,395
Portfolio turnover rate ................ 23.01% 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.41 $10.23 $15.97 $20.94 $18.18 $22.60
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.03) (0.11) (0.14) (0.02) 0.20
Net realized and unrealized gains (losses) (1.42) (1.69) (5.16) (0.55) 6.01 (1.79)
Total from investment operations ........ (1.45) (1.72) (5.27) (0.69) 5.99 (1.59)
Less distributions from:
Net investment income .............. (0.03) — — — (0.18) (0.34)
Net realized gains ................. — (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ................... (0.03) (0.10) (0.47) (4.28) (3.23) (2.83)
Net asset value, end of period .......... $6.93 $8.41 $10.23 $15.97 $20.94 $18.18
Total return
c
....................... (17.11)% (16.93)% (33.75)% (5.61)% 37.20% (6.25)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.63% 1.49% 1.62% 1.48% 1.61% 1.62%
Expenses net of waiver and payments by
affiliates .......................... 1.60% 1.48% 1.60% 1.47% 1.60% 1.58%
Net investment income (loss) .......... (0.71)% (0.31)% (0.86)% (0.73)% (0.12)% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $17,906 $25,262 $34,106 $63,106 $74,741 $67,189
Portfolio turnover rate ................ 23.01% 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton China World Fund
Schedule of Investments (unaudited), February 29, 2024
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 98.2%
Advertising 4.5%
Focus Media Information Technology Co. Ltd. , A .............. China 2,949,427 $ 2,577,841
a,b,c
Mobvista, Inc. , 144A , Reg S ............................. China 631,000 264,268
2,842,109
Air Freight & Logistics 2.0%
SF Holding Co. Ltd. , A .................................. China 232,830 1,237,754
Apparel, Accessories & Luxury Goods 2.7%
ANTA Sports Products Ltd. .............................. China 173,644 1,692,876
Application Software 0.9%
Hundsun Technologies, Inc. , A ............................ China 172,973 586,367
Automobile Manufacturers 0.8%
BYD Co. Ltd. , H ...................................... China 21,188 521,865
Automotive Parts & Equipment 2.1%
Fuyao Glass Industry Group Co. Ltd. , A ..................... China 193,000 1,161,777
b
Fuyao Glass Industry Group Co. Ltd. , H , 144A , Reg S .......... China 25,000 125,312
1,287,089
Brewers 1.3%
China Resources Beer Holdings Co. Ltd. .................... China 195,657 843,083
Broadline Retail 14.3%
c
Alibaba Group Holding Ltd. .............................. China 649,755 5,973,679
a,c
PDD Holdings, Inc. , ADR ................................ China 24,007 2,989,832
8,963,511
Commodity Chemicals 0.8%
Guangzhou Tinci Materials Technology Co. Ltd. , A ............. China 178,643 512,683
Construction Machinery & Heavy Transportation Equipment 1.2%
Weichai Power Co. Ltd. , H .............................. China 374,088 736,345
Distillers & Vintners 5.4%
Kweichow Moutai Co. Ltd. , A ............................. China 8,550 2,010,690
Wuliangye Yibin Co. Ltd. , A .............................. China 69,921 1,379,045
3,389,735
Distributors 1.9%
a,d
GigaCloud Technology, Inc. , A ............................ Hong Kong 31,531 1,180,836
a
Diversified Banks 6.0%
China Construction Bank Corp. , H ......................... China 3,807,000 2,360,950
China Merchants Bank Co. Ltd. , H ......................... China 370,731 1,433,633
3,794,583
Education Services 1.6%
a,c
New Oriental Education & Technology Group, Inc. ............. China 45,000 422,926
a,c
New Oriental Education & Technology Group, Inc. , ADR ........ China 6,000 561,180
984,106
Electrical Components & Equipment 0.9%
Contemporary Amperex Technology Co. Ltd. , A ............... China 8,678 196,759
GoodWe Technologies Co. Ltd. , A ......................... China 23,220 349,866
546,625

Templeton China World Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Electronic Components 0.9%
WUS Printed Circuit Kunshan Co. Ltd. , A .................... China 145,994 $ 536,445
Health Care Equipment 1.6%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A .......... China 25,000 1,002,075
Health Care Facilities 1.2%
Aier Eye Hospital Group Co. Ltd. , A ........................ China 359,177 730,035
Health Care Services 0.6%
a,b,c
New Horizon Health Ltd. , 144A , Reg S ..................... China 153,923 400,809
a
Heavy Electrical Equipment 2.5%
NARI Technology Co. Ltd. , A ............................. China 477,698 1,538,903
Hotels, Resorts & Cruise Lines 2.0%
a,c
Trip.com Group Ltd. ................................... China 27,350 1,241,432
a
Integrated Oil & Gas 1.8%
PetroChina Co. Ltd. , H ................................. China 1,440,000 1,129,417
Interactive Home Entertainment 5.4%
c
NetEase, Inc. ........................................ China 154,907 3,365,003
Interactive Media & Services 16.4%
a,c
Baidu, Inc. , A ......................................... China 131,674 1,666,135
c
Tencent Holdings Ltd. .................................. China 245,161 8,588,201
10,254,336
Life & Health Insurance 1.6%
Ping An Insurance Group Co. of China Ltd. , H ................ China 233,003 1,036,210
Movies & Entertainment 0.5%
a,b,c
Maoyan Entertainment , 144A , Reg S ....................... China 292,190 322,188
a
Packaged Foods & Meats 2.8%
b
China Feihe Ltd. , 144A , Reg S ........................... China 1,040,000 517,290
a
China Mengniu Dairy Co. Ltd. ............................ China 495,000 1,237,678
1,754,968
Pharmaceuticals 2.7%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ................. China 284,600 1,683,740
Property & Casualty Insurance 1.4%
PICC Property & Casualty Co. Ltd. , H ...................... China 640,000 874,962
Renewable Electricity 4.7%
China Yangtze Power Co. Ltd. , A .......................... China 843,500 2,939,311
Restaurants 5.0%
a,b,c
Meituan Dianping , B , 144A , Reg S ........................ China 223,597 2,270,009
Yum China Holdings, Inc. , ( HKD Traded) .................... China 3,300 143,249
Yum China Holdings, Inc. , ( USD Traded) .................... China 17,360 744,570
3,157,828
Technology Hardware, Storage & Peripherals 0.7%
a,b,c
Xiaomi Corp. , B , 144A , Reg S ............................ China 280,000 470,522
a
Total Common Stocks (Cost $ 62,974,084 ) ......................................
61,557,751

Templeton China World Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.984% .... United States 1,018,240 $ 1,018,240
Total Money Market Funds (Cost $ 1,018,240 ) ...................................
1,018,240
g
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.984% .... United States 547,834 547,834
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 547,834 ) ...................................................................
547,834
Total Short Term Investments (Cost $ 1,566,074 ) .................................
1,566,074
a
Total Investments (Cost $ 64,540,158 ) 100.7% ...................................
$63,123,825
Other Assets, less Liabilities (0.7) % ...........................................
(422,703)
Net Assets 100.0% ...........................................................
$62,701,122
See Abbreviations on page 25 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $4,370,398, representing 7.0% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
February 29, 2024, the aggregate value of these securities was $28,536,184, representing 45.5% of net assets.
d
A portion or all of the security is on loan at February 29, 2024. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $62,974,084
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,566,074
Value - Unaffiliated issuers (Includes securities loaned of $590,399) ................................... $61,557,751
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,566,074
Receivables:
Investment securities sold ................................................................... 2,033,414
Capital shares sold ........................................................................ 168,454
Total assets .......................................................................... 65,325,693
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,728,162
Capital shares redeemed ................................................................... 93,235
Management fees ......................................................................... 96,873
Distribution fees .......................................................................... 9,348
Transfer agent fees ........................................................................ 43,791
Trustees' fees and expenses ................................................................. 1,766
Payable upon return of securities loaned (Note 1 c ) .................................................. 547,834
Accrued expenses and other liabilities ........................................................... 103,562
Total liabilities ......................................................................... 2,624,571
Net assets, at value ................................................................. $62,701,122
Net assets consist of:
Paid-in capital ............................................................................. $92,612,352
Total distributable earnings (losses) ............................................................. (29,911,230)
Net assets, at value ................................................................. $62,701,122

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024 (unaudited)
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $42,179,221
Shares outstanding ........................................................................ 6,201,736
Net asset value per share
a,b
.................................................................. $6.80
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $7.20
Class C:
Net assets, at value ....................................................................... $1,405,251
Shares outstanding ........................................................................ 214,064
Net asset value and maximum offering price per share
a,b
............................................ $6.56
Class R6:
Net assets, at value ....................................................................... $1,210,731
Shares outstanding ........................................................................ 174,729
Net asset value and maximum offering price per share
b
............................................. $6.93
Advisor Class:
Net assets, at value ....................................................................... $17,905,919
Shares outstanding ........................................................................ 2,582,447
Net asset value and maximum offering price per share
b
............................................. $6.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton China World Fund
Financial Statements
Statement of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $14,795)
Unaffiliated issuers ........................................................................ $296,900
Non-controlled affiliates (Note 3 f ) ............................................................. 13,456
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 630
Non-controlled affiliates (Note 3 f ) ............................................................. 4,942
Total investment income ................................................................... 315,928
Expenses:
Management fees (Note 3 a ) ................................................................... 392,511
Distribution fees: (Note 3c )
    Class A ................................................................................ 59,202
    Class C ................................................................................ 8,128
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 57,511
Class C ................................................................................ 1,974
    Class R6 ............................................................................... 1,017
    Advisor Class ............................................................................ 25,220
Custodian fees ............................................................................. 4,602
Reports to shareholders fees .................................................................. 13,595
Registration and filing fees .................................................................... 40,922
Professional fees ........................................................................... 32,758
Trustees' fees and expenses .................................................................. 6,141
Other .................................................................................... 5,181
Total expenses ......................................................................... 648,762
Expenses waived/paid by affiliates (Not e 3f and 3g) .............................................. (13,092)
Net expenses ......................................................................... 635,670
Net investment income (loss) ............................................................ (319,742)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (8,407,095)
Foreign currency transactions ................................................................ (5,170)
Net realized gain (loss) .................................................................. (8,412,265)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (5,535,063)
Translation of other assets and liabilities denominated in foreign currencies .............................. 21
Net change in unrealized appreciation (depreciation) ............................................ (5,535,042)
Net realized and unrealized gain (loss) ............................................................ (13,947,307)
Net increase (decrease) in net assets resulting from operations .......................................... $(14,267,049)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

Templeton China World Fund
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(319,742) $(488,193)
Net realized gain (loss) ................................................. (8,412,265) (18,820,455)
Net change in unrealized appreciation (depreciation) ........................... (5,535,042) (1,227,883)
Net increase (decrease) in net assets resulting from operations ................ (14,267,049) (20,536,531)
Distributions to shareholders:
Class A ............................................................. (39,847) (750,683)
Class C ............................................................. — (27,875)
Class R6 ............................................................ (11,560) (20,046)
Advisor Class ........................................................ (83,113) (303,358)
Total distributions to shareholders .......................................... (134,520) (1,101,962)
Capital share transactions: (Note 2 )
Class A ............................................................. (5,057,279) (9,562,016)
Class C ............................................................. (270,923) (404,918)
Class R6 ............................................................ (203,943) 48,457
Advisor Class ........................................................ (3,107,896) (2,413,523)
Total capital share transactions ............................................ (8,640,041) (12,332,000)
Net increase (decrease) in net assets ................................... (23,041,610) (33,970,493)
Net assets:
Beginning of period ..................................................... 85,742,732 119,713,225
End of period .......................................................... $62,701,122 $85,742,732

Templeton China World Fund

franklintempleton.com
Semianual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 357,256 $2,544,403 1,186,468 $11,223,227
Shares issued in reinvestment of distributions .......... 5,633 38,642 79,750 729,707
Shares redeemed ............................... (1,057,105) (7,640,324) (2,401,241) (21,514,950)
Net increase (decrease) .......................... (694,216) $(5,057,279) (1,135,023) $(9,562,016)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Asset Management based on the average weekly net assets of the Fund as follows:
For the period ended February 29, 2024, the annualized gross effective investment management fee rate was 1.100% of the
Fund’s average weekly net assets.
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 15,259 $104,313 83,667 $746,144
Shares issued in reinvestment of distributions .......... — — 3,109 27,669
Shares redeemed
a
.............................. (52,965) (375,236) (136,670) (1,178,731)
Net increase (decrease) .......................... (37,706) $(270,923) (49,894) $(404,918)
Class R6 Shares:
Shares sold ................................... 36,864 $284,175 57,369 $515,869
Shares issued in reinvestment of distributions .......... 1,625 11,345 2,149 20,045
Shares redeemed ............................... (69,900) (499,463) (54,684) (487,457)
Net increase (decrease) .......................... (31,411) $(203,943) 4,834 $48,457
Advisor Class Shares:
Shares sold ................................... 144,743 $1,056,979 549,685 $5,392,911
Shares issued in reinvestment of distributions .......... 10,406 72,734 28,923 269,855
Shares redeemed ............................... (577,371) (4,237,609) (909,062) (8,076,289)
Net increase (decrease) .......................... (422,222) $(3,107,896) (330,454) $(2,413,523)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
2. Shares of Beneficial Interest
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$34,013 was retained by Investor Services.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,378
CDSC retained .............................................................................. $56
3 . Transactions with Affiliates (continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semianual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 29, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until
December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $378 $9,905,618 $(8,887,756) $— $— $1,018,240 1,018,240 $13,456
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $— $1,670,057 $(1,122,223) $— $— $547,834 547,834 $4,942
Total Affiliated Securities ... $378 $11,575,675 $(10,009,979) $— $— $1,566,074 $18,398
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,035,999
Long term ................................................................................ 18,386,118
Total capital loss carryforwards ............................................................... $19,422,117
3 . Transactions with Affiliates (continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$16,521,520 and $27,251,090, respectively.
At February 29, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $547,834 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $64,880,514
Unrealized appreciation ........................................................................ $8,972,420
Unrealized depreciation ........................................................................ (10,729,109)
Net unrealized appreciation (depreciation) .......................................................... $(1,756,689)
4. Income Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semianual Report
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 2,842,109 $ — $ 2,842,109
Air Freight & Logistics ................... — 1,237,754 — 1,237,754
Apparel, Accessories & Luxury Goods ....... — 1,692,876 — 1,692,876
Application Software .................... — 586,367 — 586,367
Automobile Manufacturers ............... — 521,865 — 521,865
Automotive Parts & Equipment ............ — 1,287,089 — 1,287,089
Brewers ............................. — 843,083 — 843,083
Broadline Retail ....................... 2,989,832 5,973,679 — 8,963,511
Commodity Chemicals .................. — 512,683 — 512,683
Construction Machinery & Heavy Transportation
Equipment .......................... — 736,345 — 736,345
Distillers & Vintners ..................... — 3,389,735 — 3,389,735
Distributors ........................... 1,180,836 — — 1,180,836
Diversified Banks ...................... — 3,794,583 — 3,794,583
Education Services ..................... 561,180 422,926 — 984,106
Electrical Components & Equipment ........ — 546,625 — 546,625
Electronic Components .................. — 536,445 — 536,445
Health Care Equipment .................. — 1,002,075 — 1,002,075

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semianual Report
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Facilities ................... $ — $ 730,035 $ — $ 730,035
Health Care Services ................... — 400,809 — 400,809
Heavy Electrical Equipment .............. — 1,538,903 — 1,538,903
Hotels, Resorts & Cruise Lines ............ — 1,241,432 — 1,241,432
Integrated Oil & Gas .................... — 1,129,417 — 1,129,417
Interactive Home Entertainment ........... — 3,365,003 — 3,365,003
Interactive Media & Services .............. — 10,254,336 — 10,254,336
Life & Health Insurance .................. — 1,036,210 — 1,036,210
Movies & Entertainment ................. — 322,188 — 322,188
Packaged Foods & Meats ................ — 1,754,968 — 1,754,968
Pharmaceuticals ....................... — 1,683,740 — 1,683,740
Property & Casualty Insurance ............ — 874,962 — 874,962
Renewable Electricity ................... 2,939,311 — — 2,939,311
Restaurants .......................... 744,570 2,413,258 — 3,157,828
Technology Hardware, Storage & Peripherals . — 470,522 — 470,522
Short Term Investments ................... 1,566,074 — — 1,566,074
Total Investments in Securities ........... $9,981,803 $53,142,022
a
$— $63,123,825
a
Includes foreign securities valued at $53,142,022, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton China World Fund
Shareholder Information

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Semianual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                   N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024